Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combinations [Abstract]
Schedule of reconciliation of elements of business combination
Recapitalization
Cash – SAMA trust and cash, net of redemptions	$86,644
Cash – SAMA PIPE	6,000
Non-cash PIK	(2,881)
Cash assumed from SAMA	698
Cash consideration to certain Clever Leaves shareholders	(3,057)
Less: transaction costs and advisory fees	(13,895)
Net Business Combination	$73,509
Non-cash PIK	2,881
Deferred issuance costs	1,503
Warrant liability	(29,841)
Net liabilities assumed from SAMA	(258)
Net contributions from Business Combination	$47,794